ADVANCED SERIES TRUST

655 BROAD STREET

NEWARK, NJ 07102

July 10, 2015

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:	Advanced Series Trust
Registration Statement on Form N-14 (File No. 811-05186)

Commissioners:

On behalf of the Advanced Series Trust (the “Trust”), a Massachusetts trust, we are hereby filing the Trust’s initial Registration Statement on Form N-14 (the “Registration Statement”) on behalf of AST Schroders Global Tactical Portfolio (the “Portfolio”), which is a series of the Trust, in connection with the special meeting (the “Meeting”) of shareholders of AST Schroders Multi-Asset World Strategies Portfolio, which is also a series of the Trust.

These materials include the notice of the Meeting, the proxy statement, and the form of voting instruction card. At the Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the Portfolio of the assets and liabilities of the AST Schroders Multi-Asset World Strategies Portfolio (the “Reorganization”).

It is proposed that the filing become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

We would appreciate receiving the staff’s comments at your earliest convenience. Please do not hesitate to contact the undersigned at (973) 367-1495 if you have questions or comments or if you require further information.

Very truly yours,
/s/ Kathleen DeNicholas
Kathleen DeNicholas